Other assets - Summary of Other Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Interest receivable	$ 18,687	$ 18,037
Foreign currency forward	1,410	0
Other	1,613	14,190
Other currents assets	21,710	32,227
Non-current assets
Guarantee deposits	11,690	4,605
Deposits for litigation	7,211	9,231
Other	3,212	3,212
Other non - current assets	22,113	17,048
Other current and non-current assets	$ 43,823	$ 49,275